COMMON SHARES (Details 3) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Options Outstanding
Number of Options (in shares)	7,393,000
Weighted Average Exercise Price (in Canadian dollars per share)	40.57
Weighted Average Remaining Contractual Life	4 years 3 months 18 days
Options Exercisable
Number of Options (in shares)	3,954,000
Weighted Average Exercise Price (in Canadian dollars per share)	37.12
Weighted Average Remaining Contractual Life	3 years 1 month 6 days
Additional disclosure
Common shares reserved for future issuance under stock option plan	10,500,000
Weighted average fair value of options granted (in Canadian dollars per share)	5.74		5.08		2.94
Contractual life of options granted	7 years
Award vesting right percentage	33.30%
Award vesting period	3 years
Weighted average assumptions used in binomial model for determining the fair value of awards granted
Expected life	6 years		5 years 10 months 24 days		4 years
Interest rate (as a percent)	1.70%		1.60%		2.10%
Volatility (as a percent)	18.00%	[1]	19.00%	[1]	14.00%	[1]
Dividend yield (as a percent)	3.70%		4.20%		4.30%
Forfeiture rate (as a percent)	15.00%		15.00%		15.00%
Amount expensed for stock awards, with a corresponding increase in additional paid-in capital	6		5		5
Total intrinsic value of options exercised	25		18		34
Fair value of shares vested	65		49		42
Number of shares vested	1,000,000		1,000,000		1,000,000
Aggregate intrinsic value of total options exercisable	45
Total intrinsic value of options outstanding	59
Range of exercise price per share $30.10 to $36.26
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of range (in Canadian dollars per share)	30.10
Exercise price, high end of range (in Canadian dollars per share)	36.26
Options Outstanding
Number of Options (in shares)	1,725,000
Weighted Average Exercise Price (in Canadian dollars per share)	33.72
Weighted Average Remaining Contractual Life	2 years 6 months
Options Exercisable
Number of Options (in shares)	1,725,000
Weighted Average Exercise Price (in Canadian dollars per share)	33.72
Weighted Average Remaining Contractual Life	2 years 6 months
Range of exercise price per share $36.90 to $41.65
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of range (in Canadian dollars per share)	36.90
Exercise price, high end of range (in Canadian dollars per share)	41.65
Options Outstanding
Number of Options (in shares)	1,781,000
Weighted Average Exercise Price (in Canadian dollars per share)	38.52
Weighted Average Remaining Contractual Life	3 years 8 months 12 days
Options Exercisable
Number of Options (in shares)	1,516,000
Weighted Average Exercise Price (in Canadian dollars per share)	38.60
Weighted Average Remaining Contractual Life	3 years 6 months
Range of exercise price per share $41.95 to $45.29
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of range (in Canadian dollars per share)	41.95
Exercise price, high end of range (in Canadian dollars per share)	45.29
Options Outstanding
Number of Options (in shares)	1,948,000
Weighted Average Exercise Price (in Canadian dollars per share)	42.03
Weighted Average Remaining Contractual Life	5 years 2 months 12 days
Options Exercisable
Number of Options (in shares)	690,000
Weighted Average Exercise Price (in Canadian dollars per share)	42.03
Weighted Average Remaining Contractual Life	5 years 2 months 12 days
Exercise price per share $47.09
Stock options outstanding and exercisable by exercise price range
Exercise price, low end of range (in Canadian dollars per share)	47.09
Options Outstanding
Number of Options (in shares)	1,939,000
Weighted Average Exercise Price (in Canadian dollars per share)	47.09
Weighted Average Remaining Contractual Life	6 years 1 month 6 days
Options Exercisable
Number of Options (in shares)	23,000
Weighted Average Exercise Price (in Canadian dollars per share)	47.09
Weighted Average Remaining Contractual Life	6 years 1 month 6 days

[1]	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.